UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Asset Advisors, Inc.

Address: 747 Third Avenue, 31st Floor

         New York, NY  10017

13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature, Place, and Date of Signing:

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                2/10/2009
--------------------------      -------------------         --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      028-12230                Alps Advisers Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

      028-12230                            Alps Advisers, Inc.

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-08

                                                                                                               Voting Authority
                                                                                                               ----------------
                                Title                    Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  of Class  CUSIP          (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers     Sole    Shared   None
------------------------------  --------  ---------      --------   -------  ---  ----  -------  --------   --------  ------  ------
AT&T Inc.                       COM       00206r102          205       7196  SH           Sole                  7196
Alcoa Inc.                      COM       013817101        20413    1812921  SH           Sole     360000    1452921
American Express Co.            COM       025816109        10736     578774  SH           Sole     117000     461774
Analog Devices                  COM       032654105        22052    1159437  SH           Sole     251000     908437
Bank of America Corp.           COM       060505104        16616    1180148  SH           Sole     211000     969148
Bank of New York Mellon Corp.   COM       064058100        21757     767979  SH           Sole     160000     607979
Bristol-Myers                   COM       110122108        16572     712769  SH           Sole     133442     579327
Carnival Cruise Lines Inc Cl.   COM       143658300        20349     836718  SH           Sole     160000     676718
Chevron Corp.                   COM       166764100        34442     465627  SH           Sole      81500     384127
Chubb Corp.                     COM       171232101          211       4128  SH           Sole                  4128
Cisco Systems Inc               COM       17275R102        28749    1763754  SH           Sole     349000    1414754
Citigroup                       COM       172967101         7773    1158475  SH           Sole     244000     914475
Coca Cola                       COM       191216100         1026      22656  SH           Sole                 22656
Comcast Corp. - Special Class   COM       20030N200        30093    1863348  SH           Sole     366000    1497348
Compugen Ltd                    COM       011768504           11      25000  SH           Sole                 25000
ConocoPhillips                  COM       20825c104        31423     606628  SH           Sole     124000     482628
Covidien Ltd                    COM       G2552X108        19345     533811  SH           Sole      88700     445111
Dell Inc                        COM       24702r101        22533    2200493  SH           Sole     427000    1773493
Devon Energy Co.                COM       25179m103        32675     497265  SH           Sole     100000     397265
Ebay Inc                        COM       278642103        16713    1197193  SH           Sole     206000     991193
Exxon Mobil Corporation         COM       30231g102         2235      27998  SH           Sole                 27998
First Place Financial Corp.     COM       33610t109           86      22401  SH           Sole                 22401
General Electric Co.            COM       369604103        21822    1347042  SH           Sole     235000    1112042
Intel Corporation               COM       458140100        21124    1440914  SH           Sole     295000    1145914
J. P. Morgan Chase & Co.        COM       46625H100        18803     596350  SH           Sole     120000     476350
Johnson & Johnson               COM       478160104          466       7792  SH           Sole                  7792
Johnson Controls Inc.           COM       478366107        12163     669745  SH           Sole     127000     542745
McGraw Hill Inc.                COM       580645109        27429    1182798  SH           Sole     236000     946798
Merck & Co., Inc.               COM       589331107          423      13902  SH           Sole                 13902
Merrill Lynch & Co.             COM       590188108         6041     518958  SH           Sole     182000     336958
MicroIslet, Inc.                COM       59507q106            1      44500  SH           Sole                 44500
Microsoft Corporation           COM       594918104        30229    1555007  SH           Sole     297000    1258007
Monster Worldwide Inc.          COM       611742107        25994    2150079  SH           Sole     448100    1701979
Morgan Stanley                  COM       617446448        16760    1044889  SH           Sole     190000     854889
Novellus Systems                COM       670008101        21773    1764405  SH           Sole     365000    1399405
Omnicom Group                   COM       681919106         7197     267340  SH           Sole      63000     204340
Pfizer Inc.                     COM       717081103        10503     593043  SH           Sole     113200     479843
Rockwell Automation Inc.        COM       773903109         7914     245480  SH           Sole      46100     199380
Staples, Inc.                   COM       855030102        25989    1450266  SH           Sole     292000    1158266
Time Warner Inc                 COM       887317105        27336    2717326  SH           Sole     593000    2124326
Tyco Electronics Ltd            COM       G9144P105        11403     703475  SH           Sole     137750     565725
Tyco International LTD.         COM       G9143X208        22964    1063144  SH           Sole     206500     856644
Valero Energy                   COM       91913Y100        24453    1130010  SH           Sole     220400     909610
Wal-Mart Stores Inc.            COM       931142103        21690     386912  SH           Sole      52700     334212
Walgreen Co.                    COM       931422109        24020     973646  SH           Sole     195000     778646
Western Union                   COM       959802109         5047     351945  SH           Sole      25000     326945
Wyeth                           COM       983024100        29424     784422  SH           Sole     125000     659422
Yahoo!                          COM       984332106        14121    1157486  SH           Sole     230500     926986
E-Kong Group Ltd.                         G2952Q109            1      12500  SH           Sole                 12500
Prism Support Hldgs LLC                   3030551              0     250000  SH           Sole                250000
OceanBoy Farms Inc.                       674990528            0     124995  SH           Sole                124995
REPORT SUMMARY                        51  DATA RECORDS    791105   41993090                       8173892   33819198

                                                                               1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                  ALPS Advisers, Inc.
                                                                                  028-12230